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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006


Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       BB Biotech AG

Address:    Vordergasse 3
            Schaffhausen Switzerland CH-8200


 Form 13F File Number: 28-6964


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Adrian Bruengger

Title:    SIGNING AUTHORITY
          --------------------------------------------
Phone:    41 (01) 267 67 00


Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                       -----------------------------------------
                                       Schaffhausen, Switzerland, August 3, 2006

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                                    FORM 13F
                                  SUMMARY PAGE


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:            4

Form 13F Information Table Entry Total:       19


Form 13F Information Table Value Total:      $1,524,454
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.                                   Name

        1                                     Biotech Focus N.V.

        2                                     Biotech Invest N.V.

        3                                     Biotech Target N.V.

        4                                     Biotech Growth N.V.

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
                                                            BB BIOTECH AG

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1                   COLUMN 2  COLUMN 3  COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                    TITLE OF             VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER                     CLASS     CUSIP    [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Adolor Corp.                 COM     00724X102   25,010    1,000,000  SH              DEFINED         3     1,000,000  NONE    NONE
Affymetrix                   COM     00826T108   51,200    2,000,000  SH              DEFINED         1     2,000,000  NONE    NONE
Amgen                        COM     031162100   81,538    1,250,000  SH              DEFINED         1     1,250,000  NONE    NONE
Anadys Pharmaceuticals       COM     03252Q408    5,840    2,000,000  SH              DEFINED         3     2,000,000  NONE    NONE
Arena Pharmaceuticals        COM     040047102   11,580    1,000,000  SH              DEFINED         3     1,000,000  NONE    NONE
Biogen Idec                  COM     09062X103  254,621    5,497,000  SH              DEFINED         1     5,497,000  NONE    NONE
Celgene                      COM     151020104  277,466    5,850,000  SH              DEFINED         2     5,850,000  NONE    NONE
Cephalon                     COM     156708109   15,566      259,000  SH              DEFINED         1       259,000  NONE    NONE
Elan Corp                    COM     284131208   47,595    2,850,000  SH              DEFINED         2     2,850,000  NONE    NONE
Genentech                    COM     368710406  167,690    2,050,000  SH              DEFINED         1     2,050,000  NONE    NONE
Genzyme                      COM     372917104  111,245    1,822,200  SH              DEFINED         1     1,822,200  NONE    NONE
Gilead                       COM     375558103  208,605    3,526,109  SH              DEFINED         1     3,526,109  NONE    NONE
Incyte                       COM     45337C102   13,800    3,000,000  SH              DEFINED         3     3,000,000  NONE    NONE
Keryx Biopharmaceuticals     COM     492515101   13,338      939,311  SH              DEFINED         3       939,311  NONE    NONE
Onyx Pharmaceuticals         COM     683399109   33,660    2,000,000  SH              DEFINED         2     2,000,000  NONE    NONE
Rigel Pharmaceuticals        COM     766559603    9,730    1,000,000  SH              DEFINED         3     1,000,000  NONE    NONE
The Medicines Company        COM     584688105   55,565    2,842,197  SH              DEFINED         3     2,842,197  NONE    NONE
Vertex Pharmaceuticals       COM     92532F100  110,130    3,000,000  SH              DEFINED         3     3,000,000  NONE    NONE
Zymogenetics                 COM     98985T109   30,276    1,596,014  SH              DEFINED         3     1,596,014  NONE    NONE